Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017
Customer and broker relationships | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	8 years
Customer and broker relationships | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	20 years
Computer software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	3 years
Computer software | Top of range
Disclosure of detailed information about intangible assets [line items]
Intangible asset useful lives	15 years
Restricted Share Units
Disclosure of detailed information about intangible assets [line items]
Restricted share vesting period	10 years